Finance Income and Expenses - Summary of Financial Income and Expenses (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCE INCOME
Income from financial investments	R$ 116	R$ 205	R$ 317
Interest on sale of energy	352	261	277
Foreign exchange variations		19	62
Monetary variations	19	46	106
Monetary variations - CVA (Note 15)	62		204
Monetary updating of escrow deposits	34	191	46
Pasep and Cofins charged on finance income (2)	(68)	(53)	(88)
Gains on financial instruments - swap (Note 32)	893
Finance income from advance payments	29
Inflation adjustment in arbitration case (1) (Note 17)	77
Borrowing costs paid by related parties (Note 31)	56
Other	136	135	117
Finance income	1,706	804	1,041
FINANCE EXPENSES
Charges on loans and financings	(1,257)	(1,466)	(1,860)
Cost of debt - amortization of transaction cost (Note 22)	(33)	(67)	(68)
Foreign exchange variations - loans and financing (Note 22)	(582)	(73)	(35)
Foreign exchange variations - Itaipu	(29)
Monetary updating - loans and financings (Note 22)	(134)	(109)	(245)
Monetary updating - onerous concessions	(3)		(3)
Charges and monetary updating on post-employment obligations (Note 24)	(68)	(65)	(103)
Losses on financial instruments (Note 32)		(32)
Monetary updating - CCEE obligations			(10)
Monetary updating - CVA		(41)
Monetary updating - AFAC		239
Monetary updating - Advance sales of energy supply (Note 8)	(11)	(45)
Adjustment to present value		(2)
Other	(107)	(139)	(154)
Finance costs	(2,224)	(1,800)	(2,478)
NET FINANCE INCOME (EXPENSES)	R$ (518)	R$ (996)	R$ (1,437)